Inventories - Schedule of Major classifications of inventories (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Raw materials	$ 2,930	$ 2,204
Work-in-process	1,369	19
Total inventories	$ 4,299	$ 2,223